Additional Disclosure	Mar. 31, 2026
Class U [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Institutional Class [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class A [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited